Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Revenue From Contract With Customer [Line Items]
Amortization of incremental costs of obtaining contracts	$ 841	$ 27	$ 815	$ 772
Telecommunications Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	$ 31,247
Remaining performance obligations, timing of satisfaction	The Company expects to recognize such revenue of $18,976 million, $9,517 million and $2,754 million in 2023, 2024 and 2025, respectively.	The Company expects to recognize such revenue of $18,976 million, $9,517 million and $2,754 million in 2023, 2024 and 2025, respectively.
Telecommunications Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 18,976
Telecommunications Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 9,517
Telecommunications Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 2,754
Project Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	$ 25,007
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $9,374 million, $6,447 million and $9,186 million in 2023, 2024 and 2025, respectively	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $9,374 million, $6,447 million and $9,186 million in 2023, 2024 and 2025, respectively
Project Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 9,374
Project Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 6,447
Project Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 9,186